LONG-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Parties
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Interest expense, long-term debt	¥ 380,208	$ 53,075	¥ 34,375	¥ 472,593